Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

November 4, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:
Professionally Managed Portfolios (the “Trust”)
File Nos.:  33-12213 and 811-05037
DSM Large Cap Growth Fund (S000026437)
DSM Global Growth Fund (S000036307)
DSM Global Growth & Income Fund (S000042251)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund (the “Funds”), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated October 31, 2015, and filed electronically as Post-Effective Amendment No. 647 to the Funds’ Registration Statement on Form N-1A on October 30, 2015.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust